Taxes - Schedule of Components of Provision for Income Taxes (Detail) - USD ($)	6 Months Ended
	Jun. 30, 2022	Jun. 30, 2021
Major components of tax expense (income) [abstract]
Income tax benefit	$ 672,857	$ 1,693,740
Corporate tax expense	(49,092)
Tax	$ 623,765	$ 1,693,740